Consolidated statement of comprehensive income/expense - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Consolidated statement of comprehensive income/expense
Profit for the financial period		€ 1,243	€ 1,277
Items that may be reclassified to the income statement in subsequent periods:
Foreign exchange translation differences, net of tax		(424)	(117)
Other, net of tax	[1]	924	1,286
Total items that may be reclassified to the income statement in subsequent periods		500	1,169
Items that will not be reclassified to the income statement in subsequent periods:
Net actuarial (losses)/gains on defined benefit pension schemes, net of tax		(42)	200
Total items that will not be reclassified to the income statement in subsequent periods		(42)	200
Other comprehensive income		458	1,369
Total comprehensive income for the financial period		1,701	2,646	[2]
Attributable to:
- Owners of the parent		1,415	2,354
- Non-controlling interests		286	292
Total comprehensive income for the financial period		€ 1,701	€ 2,646	[2]

[1]	Principally includes the impact of the Group’s cash flow hedges deferred to other comprehensive income during the period.
[2]	This opening balance adjustment relates to the adoption of hyperinflationary accounting in Turkey. See Note 1 ‘Basis of preparation’ for more information.